Description of Business and Organization (Details)	6 Months Ended
	Jun. 30, 2026	Oct. 31, 2023	Aug. 31, 2021
Description of Business and Organization [Line Items]
Date of incorporation	Feb. 26, 2021
Mr. Zhenyang Shi and Ms. Li Xu [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest	13.97%
Guangzhou WFOE [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest	94.86%
Zhongke Baiyun [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest			2.87%
General Technology Group Investment Management Co., Ltd., [Member] | VIE [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest		2.27%